Unaudited Interim Condensed Consolidated Statement of Comprehensive Income - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
PROFIT/(LOSS) FOR THE PERIOD	€ 33,976	€ (35,046)
Items that may be reclassified to profit or loss
Currency translation differences	(369)	2,735
Items that will not be reclassified to profit or loss
Defined benefit plan actuarial gains/(losses)	(10)	(8)
Other comprehensive income/(loss) for the period, net of tax	(379)	2,727
TOTAL COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD	€ 33,596	€ (32,318)